Borrowings (Tables)	12 Months Ended
Jun. 30, 2024
Schedule of fair value of borrowings
	Book value		Fair value
	06.30.2024	06.30.2023	06.30.2024	06.30.2023
Non-convertible notes	328,308	358,894	309,768	361,413
Bank loans and others	6,568	9,565	6,568	9,565
Bank overdrafts	25,696	24,491	25,696	24,491
Other borrowings	4,316	6,393	4,316	6,393
Loans with non-controlling interests	1,866	1,690	1,866	1,690
Total borrowings	366,754	401,033	348,214	403,552
Non-current	185,349	250,129
Current	181,405	150,904
Total	366,754	401,033
	06.30.2024	06.30.2023
Capital
Less than 1 year	172,974	145,003
Between 1 and 2 years	114,319	100,855
Between 2 and 3 years	25,588	77,256
Between 3 and 4 years	45,001	26,100
Between 4 and 5 years	-	44,740
	357,882	393,954
Interest
Less than 1 year	8,431	5,901
Between 1 and 2 years	5	754
Between 2 and 3 years	-	424
Between 3 and 4 years	436	-
	8,872	7,079
	366,754	401,033

Schedule of borrowing by type of fixed-rate and floating-rate
	06.30.2024
Rate per currency	Argentine Peso	US dollar	Total
Fixed rate:
Argentine Peso	31,351	-	31,351
US Dollar	-	290,000	290,000
Subtotal fixed-rate borrowings	31,351	290,000	321,351
Floating rate:
Argentine Peso	45,403	-	45,403
Subtotal floating-rate borrowings	45,403	-	45,403
Total borrowings as per analysis	76,754	290,000	366,754
Total borrowings as per Statement of Financial Position	76,754	290,000	366,754
	06.30.2023
Rate per currency	Argentine Peso	US dollar	Total
Fixed rate:
Argentine Peso	72,058	-	72,058
US Dollar	-	320,277	320,277
Subtotal fixed-rate borrowings	72,058	320,277	392,335
Floating rate:
Argentine Peso	8,698	-	8,698
Subtotal floating-rate borrowings	8,698	-	8,698
Total borrowings as per analysis	80,756	320,277	401,033
Total borrowings as per Statement of Financial Position	80,756	320,277	401,033

Schedule of evolution of borrowing
	06.30.2024	06.30.2023
Balance at the beginning of the year	401,033	598,579
Borrowings	123,728	300,304
Payment of borrowings	(115,435)	(419,762)
Collection / (payment) of short term loans, net	38,626	(5,357)
Interests paid	(61,327)	(49,529)
Accrued interests	37,578	27,779
Cumulative translation adjustment and exchange differences, net	163,804	270,373
Inflation adjustment	(222,041)	(319,950)
Reclassifications and other movements	788	(1,404)
Balance at the end of the year	366,754	401,033